Operating leases right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Lease Cost	The components of lease cost are as follows:

	Years ended December 31,
	2022	2021
Amortization of right-of-use assets	$3,529	$3,620
Interest	717	891
Total lease cost	$4,246	$4,511

Schedule of Maturities of Lease Liabilities	The maturities of lease liabilities as of December 31, 2022 are as follows:

2023	$3,379
2024	2,838
2025	2,473
2026	2,332
2027	2,143
Thereafter	13,908
Total undiscounted cash flows	27,073
Less: imputed interest	3,614
Present value of operating lease liabilities	23,459
Less: current portion	3,379
Long-term operating lease liabilities	$20,080